Earnout Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)
Earnout Liability [Line Items]
Liabilities | $	$ 1,677.7	$ 1,624.8
Earnout share vested and settled	(320,000)	(75,000)
Earnout Liability [Member]
Earnout Liability [Line Items]
Earnout shares outstanding		655,453	655,453
Earnout shares fair value per share | $ / shares			$ 4.1
Liabilities	$ 10.1	$ 3.7	$ 2.7	$ 7.0
Loss (gain) on earn out liability | $	$ 2.4	$ 5.6
Earnout share vested and settled	320,000
Earn out rights forfeited and cancelled	172,786	75,000